Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - XXX
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2026040719	XXX		XXX	XXX	XXX	Credit	Disclosure	Missing Document	Disclosure	XXX Agreement is missing.	Disclosure:XXX Consent Agreement					Reviewer Comment (XXX): Received and associated E-Sign Consent Agreement. Exception Cleared Buyer Comment (XXX): Consent	XXX			No	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2026040719	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of XXX exceeds tolerance of XXX. XXX over legal limit. Insufficient or no cure was provided to the borrower. (XXX)	The attorney fee was added to the final CD and a valid change of circumstance and/or a sufficient cure was not provided.				Reviewer Comment (XXX): XXX received Letter of explanation and Corrected Closing disclosure. Buyer Comment (XXX): LOE and PCCD Reviewer Comment (XXX): XXX As the fee is borrower chosen, kindly provide corrected PCCD and LOE moving fee to section XXX. Buyer Comment (XXX): Lender Disagrees with condition	XXX			No	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2026040751	XXX		XXX	XXX	XXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of XXX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) XXX.	Calculated Debt Service Coverage Ratio of XXX does not meet Guideline Debt Service Coverage Ratio XXX.				Reviewer Comment (XXX): Received and associated Interest Only Note and Closing Disclosure. Exception Cleared. Buyer Comment (XXX): docs uploaded Reviewer Comment (XXX): Received Note document indicates an Interest-Only loan structure, whereas the Final Closing Disclosure reflects no interest only feature. Please provide supporting documentation that verifies the Interest-Only loan. Exception remains Buyer Comment (XXX): doc uploaded	XXX			No	1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	2026040732	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for private party VOR without cancelled checks.	The representative FICO score exceeds the guideline minimum by at least XXX points. Borrower has been employed in the same industry for more than XXX years. Borrower has owned the subject property for at least XXX years. Borrower has verified disposable income of at least XXX. Borrower has worked in the same position for more than XXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The qualifying DTI on the loan is at least XXX% less than the guideline maximum.	Approved exception in file with comp factors cited.	XXX XXX XXX XXX XXX XXX XXX	Reviewer Comment (XXX): Exception approval in file with comp factors cited.			XXX	Yes	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	B	B	A	A	A	A		N/A	No